Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Aggregate Minimum Lease Payments under Operating Leases

The aggregate minimum lease payments under operating leases are as follows:

	2018	2017	2016
Less than one year	18,893	14,302	7,370
More than one year and no later than 5 years	25,521	34,459	25,537

	44,414	48,761	32,907